CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (31,632)	$ (12,648)	$ (9,666)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	139	64	30
Amortization of operating lease right-of-use asset	260	134	0
Share-based compensation expense	3,823	1,483	1,530
Gain on disposal of property and equipment			(8)
Changes in operating assets and liabilities:
Other receivables	(56)
Other receivables due from related parties	(16)	(32)
Prepayments	(3,516)	(641)	(35)
Other payables due to related parties		(41)	45
Accrued expenses and other liabilities	1,421	373	632
Security deposits	(16)	(79)	(2)
Payment of operating lease liabilities	(244)	(71)
Net cash used in operating activities	(29,837)	(11,458)	(7,474)
Cash flows from investing activities
Acquisition of property and equipment	(63)	(394)	(74)
Proceeds from disposal of property and equipment			18
Net cash used in investing activities	(63)	(394)	(56)
Cash flows from financing activities
Payments of deferred offering costs		(1,030)	(815)
Proceeds from initial public offering, net		37,990
Proceeds from exercise of warrants, net	21,652
Proceed from exercise of share options	349	3	232
Net cash (used in) provided by financing activities	75,959	36,963	(583)
Effects of exchange rate on cash	9	(366)	(161)
NET (DECREASE) INCREASE IN CASH	46,068	24,745	(8,274)
CASH AT BEGINNING OF THE YEAR	42,089	17,344	25,618
CASH AT END OF THE YEAR	88,157	42,089	$ 17,344
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid		16
Cash paid for income tax	9
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of convertible preferred shares into ordinary shares		31,806
Deferred IPO costs reclassed to Additional paid-in-capital		1,844
Follow-on offering underwriting discounts reclassed to additional paid-in-capital	1,800
ATM offering sales commissions reclassed to additional paid-in-capital	858
ATM proceeds not yet received in cash as other receivable	762
Right-of-use assets obtained in exchange of lease liabilities	265	$ 941
Follow-on offering
Cash flows from financing activities
Payments of deferred offering costs	(883)
Proceeds from issuance of ordinary shares	28,200
At-the-Market offering ("ATM")
Cash flows from financing activities
Payments of deferred offering costs	(347)
Proceeds from issuance of ordinary shares	$ 26,988